BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2022
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$32	$32,833
U.S. Government Agency Pass-Through Certificates - 0.2%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	134	142,142
Pool C56878, 8.00%, 08/01/31	35	34,636
Pool C58516, 8.00%, 09/01/31	28	27,910
Pool C59641, 8.00%, 10/01/31	29	29,453
Pool C55166, 8.50%, 07/01/31	71	71,562
Pool C55167, 8.50%, 07/01/31	37	37,107
Pool C55169, 8.50%, 07/01/31	42	42,953
Federal National Mortgage Association
Pool 645912, 7.00%, 06/01/32	129	136,993
Pool 645913, 7.00%, 06/01/32	136	143,975
Pool 650131, 7.00%, 07/01/32	138	146,345
Pool 827853, 7.50%, 10/01/29	10	10,307
Pool 545990, 7.50%, 04/01/31	117	122,878
Pool 255053, 7.50%, 12/01/33	41	44,820
Pool 735576, 7.50%, 11/01/34	115	122,468
Pool 896391, 7.50%, 06/01/36	74	77,453
Pool 735800, 8.00%, 01/01/35	125	136,229
Pool 636449, 8.50%, 04/01/32	134	143,802
Pool 458132, 8.75%, 03/15/31	8	7,824
Pool 545436, 9.00%, 10/01/31	115	125,046
Total U.S. Government Agency Pass-Through Certificates		1,603,903
Total U.S. Government & Agency Obligations
(Cost $1,574,543)		1,636,736
SECURITIZED CREDIT - 45.1%
Commercial Mortgage-Backed Securities - 12.2%
ACAM Ltd.
Series 2019-FL1, Class D, 5.79% (SOFR + 2.86%), 1/17/34 (e) (u) (v)	1,902	1,836,771
Series 2019-FL1, Class E, 6.04% (SOFR + 3.11%), 1/17/34 (e) (u) (v)	2,098	1,968,197
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class F, 7.82% (1 Month LIBOR USD + 5.00%), 09/15/38 (e) (v)	5,000	4,550,623
BBCMS Mortgage Trust
Series 2021-AGW, Class G, 7.62% (1 Month LIBOR USD + 4.80%), 06/15/36 (e) (v)	4,000	3,627,385
Beast Mortgage Trust
Series 2021-1818, Class F, 7.27% (1 Month LIBOR USD + 4.45%), 03/15/36 (e) (v)	1,250	1,181,836
Benchmark Mortgage Trust
Series 2018-B6, Class E, 3.26%, 10/10/51 (e)	2,000	1,330,986
BWAY Mortgage Trust
Series 2022-26BW, Class E, 5.03%, 02/10/44 (e)	3,000	2,170,842
BX Commercial Mortgage Trust
Series 2021-XL2, Class J, 6.71% (1 Month LIBOR USD + 3.89%), 10/15/38 (e) (v)	829	773,300
BX Trust
Series 2019-RP, Class E, 6.45% (1 Month LIBOR USD + 3.64%), 06/15/34 (e) (v)	1,600	1,546,215
Series 2021-SDMF, Class J, 6.85% (1 Month LIBOR USD + 4.03%), 09/15/34 (e) (v)	5,000	4,674,813
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class G, 5.81% (1 Month LIBOR USD + 2.99%), 11/15/36 (e) (v)	4,869	4,551,393
Citigroup Commercial Mortgage Trust
Series 2021-KEYS, Class G, 7.47% (1 Month LIBOR USD + 4.65%), 10/15/36 (e) (v)	3,500	3,269,753
Class B Notes
St. Louis Holiday Inn, 10.08%, 06/30/23 (Acquired 06/25/15, Cost $1,690,398) (f) (p)	1,690	1,690,398
CLNC Ltd.
Series 2019-FL1, Class E, 6.33% (SOFR + 3.31%), 08/20/35 (e) (v)	3,000	2,777,973
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class E, 5.08%, 11/15/51 (e)	3,000	2,254,432
DBCCRE Mortgage Trust
Series 2014-ARCP, 5.10%, 01/10/34 (e)	2,000	1,842,600
FS Rialto
Series 2019-FL1, Class C, 5.44% (1 Month LIBOR USD + 2.50%), 12/16/36 (e) (s) (v)	2,000	1,955,036
Great Wolf Trust
Series 2019-WOLF, Class F, 5.95% (1 Month LIBOR USD + 3.13%), 12/15/36 (e) (s) (v)	3,000	2,853,497
GS Mortgage Securities Corporation Trust
Series 2021-RENT, Class G, 8.71% (1 Month LIBOR USD + 5.70%), 11/21/35 (e) (v)	2,040	1,913,115
GS Mortgage Securities Trust
Series 2020-GC47, Class F, 2.57%, 05/12/53 (e)	3,500	2,078,291
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 (e)	16,000	13,464,880
Series 2016-SFP, Class F, 6.16%, 11/05/35 (e)	2,503	2,388,109
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class F, 7.08% (1 Month LIBOR USD + 4.27%), 11/15/38 (e) (v)	3,201	2,933,927
Series 2021-1440, Class F, 7.67% (1 Month LIBOR USD + 4.85%), 03/15/36 (e) (v)	2,586	2,490,989
KIND Trust
Series 2021-KIND, 6.07% (1 Month LIBOR USD + 3.25%), 08/15/38 (e)	1,489	1,421,690
Series 2021-KIND, Class F, 6.77% (1 Month LIBOR USD + 3.95%), 08/15/38 (e) (v)	2,978	2,786,687
Last Mile Securities
Series 2021-1A, Class F, 5.34% (3 Month EURIBOR + 5.00%), 08/17/31 (e) (u) (v)	2,038	1,734,162
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%, 12/15/50	3,000	2,168,863
Series 2007-T25, Class AJ, 5.57%, 11/12/49	4,295	3,131,110
Ribbon Finance PLC
Series 2018-1, Class F, 4.96% (SONIA + 3.27%), 04/20/28 (u) (v)	1,348	1,475,825
SLIDE
Series 2018-FUN, Class E, 5.37% (1 Month LIBOR USD + 2.55%), 06/15/31 (e) (s) (v)	2,740	2,634,512
Taurus IT SRL
Series 2018-IT1, Class D, 3.68% (3 Month EURIBOR + 3.35%), 05/18/30 (u) (v)	65	60,670
TPG Real Estate Finance Issuer Ltd.
Series 2021-FL4, Class E, 7.29% (1 Month LIBOR USD + 4.35%), 03/15/38 (e) (s) (v)	4,000	3,805,143
TTAN
Series 2021-MHC, Class G, 7.02% (1 Month LIBOR USD + 4.20%), 03/15/38 (e) (v)	4,984	4,465,249
VMC Finance LLC
Series 2021-FL4, Class D, 6.49% (1 Month LIBOR USD + 3.50%), 06/16/36 (e) (s) (v)	893	852,969
Series 2021-FL4, Class E, 6.94% (1 Month LIBOR USD + 3.95%), 06/16/36 (e) (v)	3,107	2,958,710
Series 2021-HT1, Class B, 7.49% (1 Month LIBOR USD + 4.50%), 01/18/37 (e) (s) (v)	5,000	4,750,303
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class E, 5.79%, 10/15/48	1,591	1,587,183
Total Commercial Mortgage-Backed Securities		103,958,437
Commercial Real Estate - 1.9%
111 Wall Street
Senior Mezzanine Loan, 10.25%, (1 Month LIBOR USD + 9.25%, 0.50% Floor), 07/01/23 (Acquired 06/09/21 – 09/16/22, Cost $4,318,245) (f) (p) (v)	4,337	4,337,343
125 West End Office Mezz LLC
Mezzanine Loan, 11.00%, (1 Month LIBOR USD + 10.50%, 0.50% Floor), 03/12/26 (Acquired 03/11/21 - 09/08/22, Cost $1,852,935) (f) (p) (v)	1,890	1,890,062
575 Lexington
Junior Mezzanine Loan, 10.50%, (1 Month LIBOR USD + 10.00%, 0.50% Floor), 06/18/23 (Acquired 03/17/21 – 07/11/22, Cost $4,816,108) (f) (p) (v)	4,824	4,824,484
Hyatt Lost Pines
Mezzanine Loan, 6.78%, (1 Month LIBOR USD + 6.70%), 09/09/24 (Acquired 09/17/21, Cost $4,983,152) (f) (p) (v)	5,000	5,000,000
Total Commercial Real Estate		16,051,889
Interest-Only Securities - 0.3%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52	187	476
JP Morgan Mortgage Trust
Series 2021-INV1, Class AX1, 0.24%, 10/25/51 (e)	47,841	466,446
Series 2015-4, Class 2X1, 0.26%, 06/25/45 (e)	38,755	296,983
Series 2014-5, Class AX4, 0.32%, 10/25/29 (e)	2,651	9,795
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class AX1, 0.12%, 06/25/51 (e)	51,289	260,352
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XE, 1.25%, 03/15/49 (e)	14,999	545,382
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27	2,371	2
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 18.52% (1 Month LIBOR USD + 0.25%), 03/16/30 (e) (v)	1,470	1,379,779
Total Interest-Only Securities		2,959,215
Other - 1.1%
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40	4,353	4,276,456
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	1,804	1,778,594
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	3,039	3,081,343
Series 2001-D, Class A4, 6.93%, 09/15/31	528	314,078
Total Other		9,450,471
Residential Mortgage-Backed Securities - 29.6%
Alternative Loan Trust
Series 2005-84, Class 2A1, 2.72%, 02/25/36	10,864	9,974,942
Series 2007-OA3, Class 1A1, 3.36% (1 Month LIBOR USD + 0.28%), 04/25/47 (s) (v)	6,350	5,821,567
Series 2007-2CB, Class 2A11, 3.48% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	2,396	1,123,400
Series 2007-HY6, Class A1, 3.50% (1 Month LIBOR USD + 0.42%), 08/25/47 (s) (v)	2,222	1,814,367
Series 2005-10CB, Class 1A1, 3.58% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	1,407	1,104,077
Series 2007-16CB, Class 4A5, 3.58% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	3,990	2,851,711
Series 2005-59, Class 1A1, 3.67% (1 Month LIBOR USD + 0.66%), 11/20/35 (s) (v)	6,161	5,593,478
Series 2006-19CB, Class A9, 3.78% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	1,916	1,033,890
Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,765	919,804
Series 2007-15CB, Class A2, 5.75%, 07/25/37	900	590,778
Series 2007-15CB, Class A5, 5.75%, 07/25/37	829	543,800
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,121	699,470
Series 2006-41CB, Class 2A17, 6.00%, 01/25/37	1,137	702,111
Series 2006-41CB, Class 2A14, 6.00%, 01/25/37	1,162	717,961
Series 2006-41CB, Class 2A12, 6.00%, 01/25/37	9,536	5,890,945
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,080	677,804
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,012	1,200,940
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	1,759	1,149,071
Series 2006-23CB, Class 2A7, 16.06% (1 Month LIBOR USD + 28.40%), 08/25/36 (i) (v)	1,194	804,392
Series 2006-29T1, Class 3A3, 47.20% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	630	1,140,171
Bellemeade Re Ltd.
Series 2021-2A, Class M2, 5.18% (SOFR + 2.90%), 06/25/31 (e) (v)	2,353	2,073,973
Series 2021-3A, Class M2, 5.43% (SOFR + 3.15%), 09/25/31 (e) (v)	1,389	1,236,873
Series 2018-3A, Class M2, 5.83% (1 Month LIBOR USD + 2.75%), 10/25/28 (e) (v)	3,922	3,873,262
Series 2019-4A, Class M2, 5.93% (1 Month LIBOR USD + 2.85%), 10/25/29 (e) (v)	3,798	3,689,347
Series 2018-1A, Class M2, 5.98% (1 Month LIBOR USD + 2.90%), 04/25/28 (e) (v)	1,974	1,961,288
Series 2019-2A, Class M2, 6.18% (1 Month LIBOR USD + 3.10%), 04/25/29 (e) (v)	1,715	1,659,597
Series 2020-3A, Class M1C, 6.78% (1 Month LIBOR USD + 3.70%), 10/25/30 (e) (v)	1,965	1,965,572
BRAVO Residential Funding Trust
Series 2022-NQM3, 5.50%, 07/25/62 (e)	1,974	1,912,432
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 2.92%, 01/25/36	839	715,049
Series 2007-A1, Class 11M1, 3.38%, 03/25/37	2,073	1,886,885
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 3.73% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	3,849	1,869,072
Series 2007-5, Class A29, 5.50%, 05/25/37	171	97,883
Series 2004-21, Class A10, 6.00%, 11/25/34	40	37,253
Series 2007-18, Class 1A1, 6.00%, 11/25/37	211	126,465
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67 (e)	2,700	2,202,684
Series 2022-1, Class B1, 4.54%, 01/25/67 (e)	2,500	1,988,726
Series 2022-2, Class B1, 4.65%, 03/25/67 (e)	3,000	2,383,739
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 3.98% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	340	295,144
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A, 3.12%, 04/25/37	468	428,696
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e)	4,580	3,311,752
CWABS Asset-Backed Certificates
Series 2006-13, Class 1AF4, 6.23%, 01/25/37	1,260	1,212,099
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.34%, 03/25/67 (e)	3,000	2,354,890
Eagle RE Ltd.
Series 2018-1, Class M2, 6.08% (1 Month LIBOR USD + 3.00%), 11/25/28 (e) (s) (v)	4,346	4,330,985
Series 2018-1, Class B1, 7.08% (1 Month LIBOR USD + 4.00%), 11/25/28 (e) (s) (v)	500	501,606
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 3.73% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,142	580,897
GCAT Trust
Series 2022-NQM4, Class A2, 5.73%, 08/25/67 (e) (s)	996	968,529
Series 2022-NQM4, Class A3, 5.73%, 08/25/67 (e) (s)	498	479,014
Series 2022-NQM4, Class M1, 5.76%, 08/25/67 (e)	250	220,747
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 3.58% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	647	603,916
Series 2005-HE3, Class A1VN, 3.58% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	580	540,968
Series 2007-HE2, Class A2, 6.05%, 12/25/37	353	337,882
Series 2007-HE2, Class A3, 6.19%, 12/25/37	681	652,587
GSAMP Trust
Series 2006-NC2, Class A2C, 3.38% (1 Month LIBOR USD + 0.30%), 06/25/36 (s) (v)	485	266,446
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A4, 2.89%, 01/25/36	2,483	2,315,164
Series 2007-1F, Class 4A1, 3.38% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	6,065	2,069,133
Home Equity Asset Trust
Series 2006-7, Class 2A3, 3.38% (1 Month LIBOR USD + 0.30%), 01/25/37 (s) (v)	4,309	3,626,251
Home Re Ltd.
Series 2021-2, Class M1B 3.88% (SOFR + 1.60%), 01/25/34 (e) (v)	885	859,740
Series 2021-2, Class M1C, 5.08% (SOFR + 2.80%), 01/25/34 (e) (v)	4,472	4,206,156
Series 2021-2, Class M2, 5.53% (SOFR + 3.25%), 01/25/34 (e) (v)	5,331	4,850,438
Series 2018-1, Class M2, 6.08% (1 Month LIBOR USD + 3.00%), 10/25/28 (e) (v)	2,685	2,640,029
Series 2019-1, Class M2, 6.33% (1 Month LIBOR USD + 3.25%), 05/25/29 (e) (v)	4,681	4,590,972
Imperial Fund Mortgage Trust
Series A-1, 5.39%, Class A1, 08/25/67 (e) (s)	736	717,606
Series A-2, 6.12%, Class A2, 08/25/67 (e) (s)	491	481,774
Series M-1, 6.25%, Class M1, 08/25/67 (e) (s)	1,026	905,636
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.01%, 03/25/37	687	573,919
Series 2007-AR3, Class 1A1, 3.77%, 07/25/37	1,761	1,562,544
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e) (s)	427	424,701
JP Morgan Mortgage Trust
Series 2003-A2, Class B4, 2.36%, 11/25/33	73	1
Series 2003-A1, Class B4, 2.94%, 10/25/33	104	96,997
Series 2007-A2, Class 3A2, 2.95%, 04/25/37	3,977	3,265,807
Series 2021-INV1, Class B5, 2.99%, 10/25/51 (e)	254	75,621
Series 2021-INV1, Class B6, 2.99%, 10/25/51 (e)	573	121,405
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 3.28% (1 Month LIBOR USD + 0.20%), 10/25/36 (s) (v)	2,761	1,408,890
Series 2006-NC2, Class A4, 3.38% (1 Month LIBOR USD + 0.30%), 08/25/36 (s) (v)	7,905	3,072,860
Series 2006-NC3, Class A4, 3.40% (1 Month LIBOR USD + 0.32%), 10/25/36 (s) (v)	4,658	2,376,998
Series 2006-NC2, Class A5, 3.56% (1 Month LIBOR USD + 0.48%), 08/25/36 (s) (v)	391	151,855
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class B6, 2.66%, 06/25/51 (e)	352	74,167
Series 2021-INV1, Class B4, 2.97%, 06/25/51 (e)	498	293,870
Series 2021-INV1, Class B5, 2.97%, 06/25/51 (e)	128	37,903
MFA Trust
Series 2021-INV1, Class B1, 3.29%, 01/25/56 (e)	700	614,686
New Residential Mortgage Loan Trust
Series 2022-RTL1, Class A1V, 5.03% (SOFR + 2.75%), 12/25/26 (e) (v)	2,000	1,974,614
NewRez Warehouse Securitization Trust
Series 2021-1, Class E, 6.33% (1 Month LIBOR USD + 3.25%), 05/25/55 (e) (v)	1,000	994,990
Nomura Resecuritization Trust
Series 2015-1R, Class 3A7, 3.03%, 03/26/37 (e)	4,374	3,264,144
Series 2014-1R, Class 2A11, 3.13% (1 Month LIBOR USD + 0.13%), 02/26/37 (e) (v)	24,133	19,305,468
Series 2015-11R, Class 4A5, 3.23%, 06/26/37 (e)	2,908	2,794,469
Series 2015-1R, Class 4A7, 3.86%, 12/26/37 (e)	1,420	1,282,525
Oaktown Re Ltd.
Series 2021-2, Class M1C, 5.63% (SOFR + 3.35%), 04/25/34 (e) (v)	3,769	3,525,976
Series 2019-1A, Class M2, 5.63% (1 Month LIBOR USD + 2.55%), 07/25/29 (e) (v)	2,084	2,053,816
Series 2018-1A, Class M2, 5.93% (1 Month LIBOR USD + 2.85%), 07/25/28 (e) (v)	5,156	5,044,715
OBX Trust
Series 2022-NQM7, Class A2, 5.70%, 08/25/62 (e) (s)	2,476	2,412,377
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	201	191,947
PRPM LLC
Series 2021-5, Class A1, 1.79%, 06/25/26 (e)	793	725,864
Series 2021-3, Class A1, 1.87%, 04/25/26 (e)	500	463,299
Series 2021-7, Class A1, 1.87%, 08/25/26 (e)	2,247	2,056,174
Series 2021-1, Class A1, 2.12%, 01/25/26 (e)	3,810	3,576,222
Series 2021-2, Class A1, 2.12%, 03/25/26 (e)	3,419	3,119,676
Series 2020-6, Class A1, 2.36%, 11/25/25 (e)	622	598,856
Series 2021-10, Class A1, 2.49%, 10/25/26 (e)	1,377	1,260,835
Series 2021-1, Class A2, 3.72%, 01/25/26 (e)	2,000	1,857,659
Series 2022-1, Class A1, 3.72%, 02/25/27 (e)	1,335	1,261,364
Series 2021-5, Class A2, 3.72%, 06/25/26 (e)	2,500	2,257,541
Series 2021-2, Class A2, 3.77%, 03/25/26 (e)	1,935	1,695,323
Series 2020-6, Class A2, 4.70%, 11/25/25 (e)	1,350	1,298,248
Series 2021-10, Class A2, 4.83%, 12/31/49 (e)	3,000	2,657,585
Series 2022-2, Class A1, 5.00%, 03/25/27 (e)	2,765	2,680,094
Series 2022-1, Class A2, 6.29%, 02/25/27 (e)	500	472,805
Radnor RE Ltd.
Series LTD, Class M1B, 3.98% (SOFR + 1.70%), 12/27/33 (e)	1,000	977,381
Series 2020-1, Class M1B, 4.53% (1 Month LIBOR USD + 1.45%), 01/25/30 (e) (v)	1,781	1,756,808
Series 2021-1, Class M2, 5.43% (SOFR + 3.15%), 12/27/33 (e) (v)	1,443	1,319,680
Series 2019-1, Class M2, 6.28% (1 Month LIBOR USD + 3.20%), 02/25/29 (e) (v)	2,769	2,656,358
Series 2018-1, Class B1, 6.88% (1 Month LIBOR USD + 3.80%), 03/25/28 (e) (v)	2,285	2,254,892
RALI Trust
Series 2006-QO7, Class 2A1, 1.95% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	5,459	4,761,823
Series 2007-QO3, Class A1, 3.40% (1 Month LIBOR USD + 0.32%), 03/25/47 (s) (v)	1,213	1,168,124
Series 2006-QS3, Class 1A10, 6.00%, 03/25/36	1,739	1,519,786
Series 2006-QS14, Class A30, 41.16% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	55	87,776
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	1,320	1,002,013
Seasoned Credit Risk Transfer Trust
Series 2021-1, Class M, 4.25%, 09/25/60 (e)	2,000	1,728,321
Series 2019-4, ClassM, 4.50%, 02/25/59 (e)	1,617	1,378,035
Series 2022-1, Class M, 4.50%, 11/25/61 (e)	3,000	2,389,263
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 3.38% (1 Month LIBOR USD + 0.30%), 09/25/36 (s) (v)	5,513	1,961,685
Series 2007-NC1, Class A2B, 3.38% (1 Month LIBOR USD + 0.30%), 12/25/36 (s) (v)	3,454	1,809,247
STAR Trust
Series 2021-SFR2, Class F, 5.84% (1 Month LIBOR USD + 2.85%), 01/17/24 (e) (v)	3,000	2,832,804
Series 2022-SFR3, Class E2, 6.72% (SOFR + 3.70%), 05/17/24 (e) (v)	3,750	3,682,842
Tricon American Homes
Series 2020-SFR1, Class F, 4.88%, 07/17/38 (e)	1,808	1,684,090
Verus Securitization Trust
Series 2022-INV1, Class A3, 5.83%, 08/25/67 (e)	493	476,343
Series 2022-INV1, Class M1, 5.89%, 08/25/67 (e)	500	446,338
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 1A1, 2.98%, 05/25/37	1,859	1,682,933
Series 2007-HY1, Class 4A1, 3.22%, 02/25/37	5,251	4,879,803
Series 2007-HY3, Class 4A1, 3.27%, 03/25/37	5,498	4,990,429
Series 2007-HY5, Class 3A1, 3.28%, 05/25/37	745	657,842
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 2.83%, 03/25/36	1,099	999,958
Series 2006-AR12, Class 2A1, 4.44%, 09/25/36	769	721,937
Western Mortgage Reference Notes
Series 2021-CL2, Class M4, 7.63% (SOFR + 5.35%), 07/25/59 (e) (v)	1,795	1,776,736
Total Residential Mortgage-Backed Securities		252,965,893
Total SECURITIZED CREDIT
(Cost $437,079,041)		385,385,905
	Principal Amount (000s)	Value
CORPORATE CREDIT - 56.2%
Basic Industrial - 1.9%
Albemarle Corp., 4.65%, 06/01/27	5,255	5,039,405
Cascades, Inc., 5.38%, 01/15/28 (c) (e) (u)	5,915	5,003,439
Methanex Corp., 5.25%, 12/15/29 (c) (u)	1,490	1,184,409
NOVA Chemicals Corp., 4.25%, 05/15/29 (c) (e) (u)	2,665	2,068,407
Tronox, Inc., 4.63%, 03/15/29 (c) (e) (r)	4,245	3,141,300
Total Basic Industrial		16,436,960
Construction & Building Materials - 3.5%
Ashton Woods USA LLC, 6.63%, 01/15/28 (c) (e)	2,970	2,486,395
Beazer Homes USA, Inc., 5.88%, 10/15/27 (r)	3,330	2,572,425
Builders FirstSource, Inc., 5.00%, 03/01/30 (e)	1,600	1,352,246
DR Horton, Inc., 1.40%, 10/15/27	6,225	5,024,519
KB Home, 7.25%, 07/15/30 (c)	4,000	3,630,000
M/I Homes, Inc., 4.95%, 02/01/28 (c)	5,992	4,989,688
MDC Holdings, Inc., 6.00%, 01/15/43	1,100	827,187
Meritage Homes Corp., 5.13%, 06/06/27 (c)	2,300	2,038,324
Shea Homes LP, 4.75%, 04/01/29 (c) (e)	3,560	2,759,107
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (c) (e) (r)	4,625	4,307,031
Total Construction & Building Materials		29,986,922
Diversified Real Estate - 1.9%
Five Point Operating Company LP, 7.88%, 11/15/25 (c) (e)	2,600	2,073,942
Forestar Group, Inc., 5.00%, 03/01/28 (c) (e)	5,965	4,785,302
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (e)	2,500	2,362,750
The Howard Hughes Corp., 4.38%, 02/01/31 (c) (e)	3,000	2,154,915
The Howard Hughes Corp., 5.38%, 08/01/28 (c) (e)	6,225	5,166,750
Total Diversified Real Estate		16,543,659
Energy - 7.0%
Antero Resources Corp., 5.38%, 03/01/30 (c) (e)	1,500	1,350,000
Apache Corp., 4.25%, 01/15/30 (r)	2,860	2,501,070
Baytex Energy Corp., 8.75%, 04/01/27 (e) (u)	825	829,125
BP Capital Markets PLC, 4.88% (Fixed until 06/22/30, then 5 Year U.S. Treasury Yield Curve + 4.40%), Perpetual (r) (u) (v)	815	698,669
California Resources Corp., 7.13%, 02/01/26 (c) (e)	3,447	3,240,180
Callon Petroleum Co., 6.38%, 07/01/26	1,191	1,073,198
Callon Petroleum Co., 8.25%, 07/15/25 (c)	1,310	1,274,329
Chesapeake Energy Corp., 5.50%, 02/01/26 (c) (e)	1,585	1,517,637
Civitas Resources, Inc., 5.00%, 10/15/26 (c) (e)	3,525	3,202,392
CNX Resources Corp., 7.38%, 01/15/31 (c) (e)	2,533	2,484,848
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	4,513	4,162,713
Continental Resources, Inc., 5.75%, 01/15/31 (c) (e)	3,059	2,764,903
Crescent Energy Finance LLC, 7.25%, 05/01/26 (c) (e)	3,135	2,816,547
EQT Corp., 7.00%, 02/01/30 (c)	2,331	2,405,359
MEG Energy Corp., 7.13%, 02/01/27 (c) (e) (u)	3,275	3,324,125
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	1,640	1,525,692
Occidental Petroleum Corp., 8.88%, 07/15/30 (c)	13,737	15,293,402
Range Resources Corp., 8.25%, 01/15/29	1,750	1,780,625
Southwestern Energy Co., 5.38%, 02/01/29	4,205	3,813,094
Transocean Proteus Ltd., 6.25%, 12/01/24 (c) (e)	3,965	3,727,476
Total Energy		59,785,384
Health Facilities - 1.7%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	2,844	1,905,480
CHS/Community Health Systems, Inc., 8.00%, 03/15/26 (c) (e)	2,252	1,950,586
Tenet Healthcare Corp., 6.13%, 10/01/28 (c) (e) (r)	11,800	10,332,887
Total Health Facilities		14,188,953
Hotel - 0.4%
Hilton Domestic Operating Company, Inc., 3.75%, 05/01/29 (c) (e)	3,700	3,061,750
Infrastructure Services - 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28 (c) (e) (u)	2,910	2,454,032
Terex Corp., 5.00%, 05/15/29 (c) (e)	1,430	1,227,278
Total Infrastructure Services		3,681,310
Leisure - 4.7%
Boyd Gaming Corp., 4.75%, 12/01/27 (c)	4,662	4,125,917
Boyd Gaming Corp., 4.75%, 06/15/31 (c) (e)	1,250	1,010,562
Caesars Entertainment, Inc., 4.63%, 10/15/29 (e) (r)	2,600	1,986,618
Cedar Fair LP, 6.50%, 10/01/28 (c)	5,060	4,680,500
International Game Technology PLC, 5.25%, 01/15/29 (e) (r)	3,694	3,273,041
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (c) (e)	4,585	3,987,712
RHP Hotel Properties LP, 4.50%, 02/15/29 (c) (e)	5,610	4,652,567
Six Flags Entertainment Corp., 5.50%, 04/15/27 (c) (e)	2,845	2,528,019
Station Casinos LLC, 4.50%, 02/15/28 (c) (e) (r)	4,790	3,931,781
Station Casinos LLC, 4.63%, 12/01/31 (e)	654	493,957
VICI Properties LP, 4.50%, 01/15/28 (c) (e)	8,150	7,230,580
Wynn Las Vegas LLC, 5.50%, 03/01/25 (c) (e)	2,450	2,293,813
Total Leisure		40,195,067
Media - 5.5%
Cable One, Inc., 4.00%, 11/15/30 (c) (e)	4,650	3,602,503
CCO Holdings LLC, 4.75%, 03/01/30 (c) (e) (r)	20,350	16,508,937
CCO Holdings LLC, 6.38%, 09/01/29 (c) (e)	2,795	2,566,090
CSC Holdings LLC, 4.50%, 11/15/31 (c) (e) (r)	7,092	5,327,369
CSC Holdings LLC, 4.63%, 12/01/30 (e) (r)	5,545	3,764,223
DISH DBS Corp., 5.13%, 06/01/29 (c)	4,960	2,914,000
DISH DBS Corp., 5.25%, 12/01/26 (e)	1,172	959,700
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (e)(u)	2,800	2,428,356
UPC Broadband Finco BV, 4.88%, 07/15/31 (c) (e) (u)	1,698	1,317,699
Videotron Ltd., 3.63%, 06/15/29 (c) (e) (u)	1,465	1,186,635
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (c) (e) (u)	4,675	3,648,605
VZ Secured Financing BV, 5.00%, 01/15/32 (e) (u)	1,270	948,812
Ziggo Bond Company BV, 5.13%, 02/28/30 (e) (u)	1,790	1,279,850
Total Media		46,452,779
Metals & Mining - 0.6%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (c) (e)	2,000	1,967,000
First Quantum Minerals Ltd., 7.50%, 04/01/25 (e) (u)	1,200	1,154,916
Hudbay Minerals, Inc., 4.50%, 04/01/26 (c) (e) (u)	2,410	2,003,626
Total Metals & Mining		5,125,542
Oil Gas Transportation & Distribution - 14.0%
Antero Midstream Partners LP, 5.38%, 06/15/29 (c) (e)	5,400	4,767,660
Blue Racer Midstream LLC, 6.63%, 07/15/26 (c) (e)	1,220	1,137,650
Buckeye Partners LP, 4.13%, 12/01/27 (c)	3,655	3,053,292
Buckeye Partners LP, 6.38% (3 Month LIBOR USD + 4.02%), 01/22/78 (c) (v)	3,435	2,770,327
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	6,030	4,345,640
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	350	316,750
Crestwood Midstream Partners LP, 6.00%, 02/01/29 (c) (e)	6,250	5,593,750
DCP Midstream LP, 7.38% (Fixed until 12/15/22, then 3 Month LIBOR USD + 5.15%), Perpetual (c) (v)	5,025	4,957,263
DCP Midstream Operating LP, 5.85% (3 Month LIBOR USD + 3.85%), 05/21/43 (c) (e) (v)	2,725	2,611,229
DT Midstream, Inc., 4.13%, 06/15/29 (c) (e)	4,420	3,734,900
Energy Transfer LP, 5.80% (3 Month LIBOR USD + 3.02%), 11/01/66 (c) (v)	6,600	4,992,664
Energy Transfer LP, 6.75% (Fixed until 05/15/25, then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (c) (v)	4,219	3,631,165
Energy Transfer LP, 7.13% (Fixed until 05/15/30, then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (c) (v)	2,297	1,886,920
EnLink Midstream LLC, 5.38%, 06/01/29	4,975	4,552,125
EnLink Midstream Partners LP, 6.00% (Fixed until 12/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (c) (v)	4,025	3,008,167
EQM Midstream Partners LP, 4.50%, 01/15/29 (c) (e)	8,660	6,973,757
EQM Midstream Partners LP, 7.50%, 06/01/27 (e)	500	476,560
Ferrellgas LP, 5.38%, 04/01/26 (e)	1,875	1,650,000
Global Partners LP, 7.00%, 08/01/27 (c)	2,750	2,503,957
Holly Energy Partners LP, 5.00%, 02/01/28 (c) (e) (r)	9,257	8,169,302
Kinetik Holdings LP, 5.88%, 06/15/30 (c) (e)	4,440	4,065,526
MPLX LP, 6.88% (Fixed until 02/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (c) (v)	7,500	7,368,750
NuStar Logistics LP, 5.63%, 04/28/27 (c)	3,255	2,837,834
NuStar Logistics LP, 5.75%, 10/01/25 (c)	2,052	1,901,732
Parkland Corp., 4.50%, 10/01/29 (c) (e) (u)	3,247	2,621,507
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (c) (v)	4,995	4,071,968
Suburban Propane Partners LP, 5.00%, 06/01/31 (c) (e)	4,389	3,588,048
Sunoco LP, 4.50%, 05/15/29	1,981	1,643,339
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (c) (e) (r)	6,169	5,244,329
Targa Resources Partners LP, 4.88%, 02/01/31 (c)	7,000	6,020,000
TransCanada PipeLines Ltd., 5.12% (3 Month LIBOR USD + 2.21%), 05/15/67 (c) (u) (v)	7,180	5,648,483
Western Midstream Operating LP, 4.75%, 08/15/28 (r)	4,050	3,685,500
Total Oil Gas Transportation & Distribution		119,830,094
Real Estate - 3.7%
EPR Properties, 3.75%, 08/15/29 (c) (r)	4,990	3,833,845
Global Net Lease, Inc., 3.75%, 12/15/27 (c) (e)	4,510	3,519,608
Iron Mountain, Inc., 4.88%, 09/15/29 (c) (e)	4,750	3,902,077
iStar, Inc., 5.50%, 02/15/26 (c) (r)	7,105	7,149,833
RLJ Lodging Trust LP, 3.75%, 07/01/26 (c) (e)	5,045	4,308,733
Service Properties Trust, 4.35%, 10/01/24 (c)	2,750	2,418,524
Starwood Property Trust, Inc., 3.63%, 07/15/26 (c) (e)	7,272	6,181,200
Total Real Estate		31,313,820
Telecommunication Services - 4.9%
Altice France SA, 5.50%, 01/15/28 (c) (e) (r) (u)	6,800	5,384,852
Cablevision Lightpath LLC, 5.63%, 09/15/28 (e) (r)	5,025	4,020,000
Cogent Communications Group, Inc., 3.50%, 05/01/26 (c) (e)	3,390	2,978,691
Consolidated Communications, Inc., 6.50%, 10/01/28 (e) (r)	5,310	3,970,393
Level 3 Financing, Inc., 4.63%, 09/15/27 (c) (e)	11,750	9,842,975
T-Mobile USA, Inc., 3.50%, 04/15/31 (c) (r)	9,037	7,626,415
Vodafone Group PLC, 7.00% (5 Year Swap Rate USD + 4.87%), 04/04/79 (u) (v)	875	832,650
Windstream Escrow LLC, 7.75%, 08/15/28 (c) (e)	3,465	2,871,234
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (c) (e)	5,550	4,453,598
Total Telecommunication Services		41,980,808
Toll Roads - 0.0%
Ferrovial Netherlands BV, 2.12% (5 Year Swap Rate EUR + 2.13%), 05/14/71 (u) (v)	100	80,374
Utility - 6.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (c) (e) (u)	4,845	4,079,125
Calpine Corp., 5.13%, 03/15/28 (c) (e) (r)	7,405	6,362,218
CenterPoint Energy, Inc., 6.13% (Fixed until 09/01/23, then 3 Month LIBOR USD + 3.27%), Perpetual (v)	955	899,444
Clearway Energy Operating LLC, 3.75%, 02/15/31 (c) (e) (r)	5,297	4,207,288
CMS Energy Corp., 4.75% (5 Year CMT Rate + 4.12%), 06/01/50 (v)	1,290	1,090,050
Dominion Energy, Inc., 4.65% (Fixed until 12/15/24, then 5 Year U.S. Treasury Yield Curve + 2.99%), Perpetual (v)	785	691,391
Duke Energy Corp., 4.88% (Fixed until 09/16/24, then 5 Year U.S. Treasury Yield Curve + 3.39%), Perpetual (v)	910	814,172
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (c) (u) (v)	6,450	6,116,883
Fortis, Inc., 3.06%, 10/04/26 (c) (u)	5,050	4,594,675
NRG Energy, Inc., 3.63%, 02/15/31 (e)	2,393	1,866,540
NRG Energy, Inc., 6.63%, 01/15/27	2,159	2,114,911
Pattern Energy Operations LP, 4.50%, 08/15/28 (c) (e)	3,500	3,034,325
PPL Capital Funding, Inc., 6.34% (3 Month LIBOR USD + 2.67%), 03/30/67 (c) (v)	6,113	5,113,358
Sempra Energy, 4.88% (Fixed until 10/15/25, then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (c) (v)	4,140	3,830,543
The Southern Co., 6.92% (3 Month LIBOR USD + 3.63%), 03/15/57 (v)	875	855,313
WEC Energy Group, Inc., 5.02% (3 Month LIBOR USD + 2.11%), 05/15/67 (c) (v)	6,183	5,131,890
Total Utility		50,802,126
Total CORPORATE CREDIT
(Cost $547,923,784)		479,465,548
TERM LOANS - 3.3%
Buckeye Partners LP, 2.71% (1 Month LIBOR + 2.25%), 11/01/26 (v)	1,955	1,903,294
Caesars Resort Collection LLC, 3.70% (3 Month LIBOR + 2.75%), 12/22/24 (v)	5,821	5,675,680
Directv Financing LLC, 5.75% (1 Month LIBOR + 5.00%), 08/02/27 (v)	5,595	5,198,482
Fertitta Entertainment LLC, 4.50% (SOFR + 4.00%), 01/27/29 (v)	1,995	1,847,450
Frontier Communications Holdings LLC, 4.50% (1 Month LIBOR + 3.75%), 10/08/27 (v)	4,938	4,579,531
GIP II Blue Holding LP, 5.50% (1 Month LIBOR + 4.50%), 09/29/28 (v)	6,435	6,326,055
Vistra Energy Corp., 0.00%, 10/31/25	26	310
WideOpenWest, 3.50% (SOFR + 3.00%), 12/20/28 (v)	2,736	2,656,598
Total TERM LOANS
(Cost $29,451,144)		28,187,400
	Shares	Value
PREFERRED STOCKS - 0.9%
Oil Gas Transportation & Distribution - 0.5%
Crestwood Equity Partners LP, 9.25% (c)	147,286	$1,321,155
Enbridge, Inc., Series B, 6.38% (3 Month LIBOR USD + 3.59%) (c) (u) (v)	40,200	951,534
Global Partners LP, Series B, 9.50% (c)	23,600	575,132
NuStar Energy LP, Series B, 7.63%% (3 Month LIBOR USD + 5.64%) (c) (v)	59,051	1,141,456
Total Oil Gas Transportation & Distribution		3,989,277
Telecommunication Services - 0.2%
AT&T, Inc., Series C, 4.75% (c)	58,914	1,106,405
Liberty Broadband Corp. (c)	34,412	857,547
Total Telecommunication Services		1,963,952
Utility - 0.2%
SCE Trust V, Series K, 5.45% (3 Month LIBOR USD + 3.79%) (c) (v)	62,389	1,277,727
Total PREFERRED STOCKS
(Cost $7,674,938)		7,230,956
COMMON STOCKS - 31.2%
Airports - 0.3%
Aena SME SA (e) (n) (u)	27,100	2,812,417
Clean Technology - 0.2%
Bloom Energy Corp. (c) (n)	29,964	598,980
Itron, Inc. (c) (n)	10,200	429,522
Nexans SA (u)	7,700	685,437
Total Clean Technology		1,713,939
Communications - 1.1%
American Tower Corp. (c)	5,900	1,266,730
Crown Castle, Inc. (c)	37,870	5,474,109
SBA Communications Corp. (c)	9,460	2,692,789
Total Communications		9,433,628
Communications Infrastructure - 0.6%
Cellnex Telecom SA (e) (u)	103,710	3,199,088
China Tower Corporation Ltd. (e) (u)	18,651,115	1,992,719
Total Communications Infrastructure		5,191,807
Datacenters - 0.5%
Digital Realty Trust, Inc. (c)	37,572	3,726,391
Equinix, Inc. (c)	1,541	876,582
Total Datacenters		4,602,973
Diversified - 1.3%
CapitaLand Integrated Commercial Trust (u)	1,208,766	1,607,881
City Developments Ltd. (u)	287,291	1,514,060
Mapletree Pan Asia Commercial Trust (u)	724,075	862,048
Merlin Properties Socimi SA (c) (u)	179,727	1,386,798
Sun Hung Kai Properties Ltd. (u)	276,754	3,054,333
Swire Properties Ltd. (u)	405,077	871,431
Tokyu Fudosan Holdings Corp. (c) (u)	264,999	1,376,061
Total Diversified		10,672,612
Electricity Transmission & Distribution - 2.3%
CenterPoint Energy, Inc. (c)	122,300	3,446,414
Equatorial Energia SA (u)	620,391	3,089,103
Eversource Energy (c)	44,500	3,469,220
National Grid PLC (c) (u)	274,616	2,826,915
PG&E Corp. (c) (n)	332,354	4,154,425
Sempra Energy (c)	17,783	2,666,383
Total Electricity Transmission & Distribution		19,652,460
Gas Utilities - 1.0%
China Resources Gas Group Ltd. (u)	737,505	2,338,359
ENN Energy Holdings Ltd. (u)	133,919	1,785,567
NiSource, Inc. (c)	132,511	3,337,952
Southwest Gas Holdings, Inc. (c)	11,400	795,150
Total Gas Utilities		8,257,028
Healthcare - 0.8%
Healthpeak Properties, Inc. (c)	87,980	2,016,502
Ventas, Inc. (c)	61,683	2,477,806
Welltower, Inc. (c)	41,215	2,650,949
Total Healthcare		7,145,257
Hotel - 0.5%
Host Hotels & Resorts, Inc. (c)	118,085	1,875,190
Invincible Investment Corp. (c) (u)	3,118	982,199
Japan Hotel REIT Investment Corp. (c) (u)	1,908	953,590
Ryman Hospitality Properties, Inc. (c)	11,959	880,063
Total Hotel		4,691,042
Industrial - 1.3%
Americold Realty Trust, Inc. (c)	105,541	2,596,309
Mitsui Fudosan Logistics Park, Inc. (u)	291	995,942
Prologis, Inc. (c)	48,795	4,957,572
Rexford Industrial Realty, Inc. (c)	33,247	1,728,844
Segro PLC (u)	76,801	640,814
Total Industrial		10,919,481
Leisure - 0.1%
Sands China Ltd. (n) (u)	359,100	894,241
Manufactured Homes - 0.3%
Ingenia Communities Group (c) (u)	442,449	1,053,843
Sun Communities, Inc. (c)	10,491	1,419,747
Total Manufactured Homes		2,473,590
Midstream - 2.4%
AltaGas Ltd. (u)	67,886	1,299,877
Cheniere Energy, Inc. (c)	43,366	7,194,853
Equitrans Midstream Corp. (c)	465,156	3,479,367
ONEOK, Inc.	26,076	1,336,134
Targa Resources Corp. (c)	71,882	4,337,360
The Williams Companies, Inc. (c)	84,647	2,423,443
Total Midstream		20,071,034
Net Lease - 0.7%
Agree Realty Corp. (c)	31,970	2,160,533
EPR Properties (c)	41,040	1,471,694
VICI Properties, Inc. (c)	78,951	2,356,687
Total Net Lease		5,988,914
Office - 1.1%
Alexandria Real Estate Equities, Inc. (c)	10,178	1,426,854
Allied Properties Real Estate Investment Trust (c) (u)	35,941	711,873
Derwent London PLC (c) (u)	46,908	1,058,248
Gecina SA (c) (u)	14,279	1,118,323
Highwoods Properties, Inc. (c)	51,157	1,379,193
Kilroy Realty Corp. (c)	16,518	695,573
Mitsui Fudosan Company Ltd. (c) (u)	163,213	3,109,205
Total Office		9,499,269
Oil Gas Transportation & Distribution - 0.0%
Thunderbird Resources Equity, Inc. (f) (n)	11	11
Pipeline (MLP) - 1.6%
Energy Transfer LP (c)	261,090	2,879,823
Enterprise Products Partners LP (c)	116,169	2,762,499
MPLX LP (c)	94,162	2,825,802
Plains All American Pipeline LP (c)	262,741	2,764,035
Western Midstream Partners LP (c)	109,408	2,752,705
Total Pipeline (MLP)		13,984,864
Pipelines - 1.3%
Enbridge, Inc. (c) (u)	166,483	6,173,134
Enbridge, Inc. (u)	71,137	2,639,183
TC Energy Corp. (c) (u)	61,043	2,459,423
Total Pipelines		11,271,740
Rail - 1.1%
Canadian Pacific Railway Ltd. (c) (u)	42,104	2,810,591
CSX Corp. (c)	96,000	2,557,440
East Japan Railway Co. (c) (u)	48,907	2,508,171
West Japan Railway Co. (u)	34,479	1,317,928
Total Rail		9,194,130
Renewable Power & Infrastructure - 1.2%
Atlantica Sustainable Infrastructure PLC (c) (u)	31,100	817,930
China Longyuan Power Group Corporation Ltd. (u)	380,300	475,222
Clearway Energy, Inc. (c)	31,900	1,016,015
Corp ACCIONA Energias Renovables SA (u)	8,900	332,186
Drax Group PLC (c) (u)	88,200	586,816
EDP Renovaveis SA (u)	20,000	411,402
Enel SpA (u)	153,200	628,305
Enphase Energy, Inc. (c) (n)	3,100	860,157
Exelon Corp. (c)	24,200	906,532
Fortis, Inc. (c) (u)	6,800	258,344
Grenergy Renovables SA (n) (u)	15,009	456,211
Iberdrola SA (c) (u)	107,709	1,004,295
Mercury NZ Ltd. (c) (u)	131,100	417,354
NextEra Energy Partners LP (c)	7,100	513,401
Omega Energia SA (n) (u)	170,150	324,254
Orsted A/S (e) (u)	7,605	606,124
Sunrun, Inc. (c) (n)	24,700	681,473
Vestas Wind Systems A/S (u)	12,800	235,685
Total Renewable Power & Infrastructure		10,531,706
Renewables/Electric Generation - 5.0%
Ameren Corp. (c)	38,600	3,109,230
American Electric Power Company, Inc. (c)	49,503	4,279,534
Dominion Energy, Inc. (c)	88,900	6,143,879
Engie SA (u)	111,715	1,285,823
Entergy Corp. (c)	40,635	4,089,100
FirstEnergy Corp. (c)	76,600	2,834,200
Hera SpA (c) (u)	750,195	1,594,067
NextEra Energy, Inc. (c)	108,530	8,509,837
Public Service Enterprise Group, Inc. (c)	49,020	2,756,395
RWE AG (u)	43,442	1,596,748
SSE PLC (c) (u)	138,515	2,338,954
Xcel Energy, Inc. (c)	68,100	4,358,400
Total Renewables/Electric Generation		42,896,167
Residential - 2.2%
American Homes 4 Rent (c)	77,575	2,545,236
Essex Property Trust, Inc. (c)	9,995	2,421,089
InterRent Real Estate Investment Trust (c) (u)	198,276	1,646,379
Invitation Homes, Inc. (c)	56,285	1,900,745
Mid-America Apartment Communities, Inc. (c)	19,687	3,052,863
The UNITE Group PLC (c) (u)	152,803	1,450,743
UDR, Inc. (c)	78,233	3,263,098
Vonovia SE (u)	99,276	2,142,545
Total Residential		18,422,698
Retail - 1.0%
Capital & Counties Properties PLC (c) (u)	808,903	962,655
Federal Realty Investment Trust (c)	14,532	1,309,624
Kite Realty Group Trust (c)	91,521	1,575,992
Shaftesbury PLC (c) (u)	128,071	523,237
Simon Property Group, Inc. (c)	16,769	1,505,018
Wharf Real Estate Investment Company Ltd. (u)	585,457	2,654,104
Total Retail		8,530,630
Self Storage - 0.7%
CubeSmart (c)	23,025	922,381
National Storage REIT (c) (u)	302,748	435,944
Public Storage (c)	14,710	4,307,235
Total Self Storage		5,665,560
Toll Roads - 1.8%
Atlantia SpA (c) (u)	82,971	1,830,804
CCR SA (u)	932,557	2,171,330
Ferrovial SA (c) (u)	136,876	3,106,885
Transurban Group (c) (u)	927,257	7,322,961
Vinci SA (u)	16,100	1,301,854
Total Toll Roads		15,733,834
Utility - 0.1%
Vistra Corp. (c)	25,848	542,808
Water - 0.3%
Aguas Andinas SA (u)	6,398,245	1,242,225
Severn Trent PLC (c) (u)	50,313	1,315,256
Total Water		2,557,481
Water & Waste Infrastructure - 0.4%
Archaea Energy, Inc. (c) (n)	18,900	340,389
Essential Utilities, Inc. (c)	12,700	525,526
Veolia Environnement SA (u)	33,733	644,709
Waste Connections, Inc.	5,110	690,470
Waste Management, Inc. (c)	4,600	736,966
Xylem, Inc. (c)	3,286	287,065
Total Water & Waste Infrastructure		3,225,125
Total COMMON STOCKS
(Cost $278,467,448)		266,576,446
MONEY MARKET FUND - 3.3%
First American Treasury Obligations Fund, Class X, 2.87% (y)	28,268,396	28,268,396
Total MONEY MARKET FUND
(Cost $28,268,396)		28,268,396
Total Investments - 140.2%
(Cost $1,330,439,294)		1,196,751,387
Liabilities in Excess of Other Assets - (40.2)%		(342,862,264)
TOTAL NET ASSETS - 100.0%		$853,889,123

The following notes should be read in conjunction with the accompanying Schedule of Investments.
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
SOFR - Secured Overnight Financial Rate
SONIA - Sterling Overnight Index Average
USD - United States Dollar
(c) - All or a portion of this security is pledged as collateral for credit facility. As of September 30, 2022, the total value of the collateral was $527,698,462.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2022, the total value of all such securities was $548,943,754 or 64.3% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2022, the total value of all such securities was $17,742,298 or 2.1% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2022, the total value of all such securities was $17,742,287 or 2.1% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2022, the total value of the collateral was $64,262,590.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2022.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) - The rate quoted is the annualized seven-day yield as of September 30, 2022.

Forward Currency Contracts:

All forward currency contracts were entered into with State Street Bank & Trust Company as the counterparty. As of September 30, 2022, the following forward currency contracts were outstanding:

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2022	Currency to be Received		September 30, 2022	Appreciation
Oct 20 2022	1,344,392	GBP	$1,501,750	1,594,489	USD	$1,594,489	$92,739
Oct 20 2022	2,734,261	EUR	2,683,495	2,767,056	USD	2,767,056	83,561
Oct 20 2022	1,613,329	USD	1,613,329	1,344,392	GBP	1,501,750	(111,579)
Oct 20 2022	2,807,282	USD	2,807,282	2,734,261	EUR	2,683,495	(123,787)
Nov 3 2022	1,344,392	GBP	1,502,110	1,613,579	USD	1,613,579	111,469
Nov 3 2022	2,734,261	EUR	2,686,200	2,810,068	USD	2,810,068	123,868
Nov 3 2022	149,447	USD	149,447	145,709	EUR	143,148	(6,299)
							$169,972

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$1,636,736	$-	$1,636,736
Securitized Credit	-	367,643,618	17,742,287	385,385,905
Corporate Credit	-	479,465,548	-	479,465,548
Term Loans	-	28,187,400	-	28,187,400
Preferred Stocks	7,230,956	-	-	7,230,956
Common Stocks	189,969,928	76,606,507	11	266,576,446
Short-Term Investment	28,268,396	-	-	28,268,396
Total	$225,469,280	$953,539,809	$17,742,298	$1,196,751,387

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$169,972	$-	$169,972
Total	$-	$169,972	$-	$169,972

(1) Forward currency contracts are reflected at the net unrealized appreciation (depreciation) on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 825 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $300,000,000 for the credit facility and $54,923,707 or the reverse repurchase agreements presented herein. As of September 30, 2022, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2022.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of September30, 2022	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit
Class B Notes	$1,690,398	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-11.0%(10.5)%	Decrease

Commercial Real Estate	16,051,889	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.0%-13.0%(11.3)%	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Decrease

Total	$17,742,298

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total

Balance as of December 31, 2021	$17,841,648	$11	$17,841,659
Accrued discounts (premiums)	39,073	-	39,073
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	162,041	-	162,041
Purchases at cost	520,503	-	520,503
Sales proceeds	(820,978)	-	(820,978)
Balance as of September 30, 2022	$17,742,287	$11	$17,742,298
Change in unrealized gains or losses relating to assets still held at the reporting	$162,041	$-	$162,041

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Effective June 1, 2022, the Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. Prior to June 1, 2022, the Fund paid interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of September 30, 2022, the Fund had outstanding borrowings of $300,000,000. For the nine months ended September 30, 2022, the Fund borrowed an average daily balance of $300,000,000 at a weighted average borrowing cost of 2.24%, and the interest expense amounted to $5,025,168. As of September 30, 2022, the total value of the collateral was $527,698,462.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2022, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	3.25%	09/13/22	11/14/22	$1,615,441	$1,617,729
JPMorgan Chase	3.30	09/13/22	11/14/22	2,413,124	2,416,603
JPMorgan Chase	3.30	09/13/22	10/07/22	3,072,833	3,077,263
JPMorgan Chase	3.33	09/13/22	11/14/22	718,867	719,914
JPMorgan Chase	3.35	09/13/22	11/14/22	7,146,577	7,157,058
JPMorgan Chase	3.40	08/09/22	10/11/22	8,838,392	8,874,348
JPMorgan Chase	3.40	09/13/22	11/14/22	3,232,924	3,237,746
JPMorgan Chase	3.45	08/09/22	10/04/22	3,675,756	3,690,980
JPMorgan Chase	3.45	08/09/22	10/11/22	5,267,156	5,288,971
JPMorgan Chase	3.45	09/13/22	11/14/22	6,398,637	6,408,342
RBC Capital Markets	0.00	07/12/22	10/12/22	2,985,000	2,999,769
RBC Capital Markets	0.00	09/02/22	12/02/22	3,178,000	3,183,914
RBC Capital Markets RBC Capital Markets	2.44 3.19	07/13/22 09/02/22	10/13/22 12/02/22	3,343,000 3,038,000	3,361,126 3,045,807

$ 54,923,707	$ 55,079,570

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2022 was $82,453,816 at a weighted average daily interest rate of 1.04% and the interest expense amounted to $639,442.  As of September 30, 2022, the total value of the collateral was $64,262,590.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$27,182,137	$27,741,570	$-	$54,923,707
Total	$-	$27,182,137	$27,741,570	$-	$54,923,707